Federal Home Loan Bank Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Advance type, balances and interest rate ranges
Total advances	$ (55,000)	$ (84,919)
Fixed Rate Bullet [Member]
Advance type, balances and interest rate ranges
Total advances	$ (45,000)	$ (60,000)
Fixed Rate Bullet [Member] | Weighted Average [Member]
Advance type, balances and interest rate ranges
Interest rate range	1.00%	1.04%
Fixed Rate Bullet [Member] | Minimum [Member]
Advance type, balances and interest rate ranges
Interest rate range	0.52%	0.30%
Maturity Date Rage	January 2016	January 2015
Fixed Rate Bullet [Member] | Maximum [Member]
Advance type, balances and interest rate ranges
Interest rate range	1.86%	3.22%
Maturity Date Rage	April 2019	April 2019
Variable Rate [Member]
Advance type, balances and interest rate ranges
Total advances		$ (9,919)
Variable Rate [Member] | Weighted Average [Member]
Advance type, balances and interest rate ranges
Interest rate range		0.43%
Variable Rate [Member] | Minimum [Member]
Advance type, balances and interest rate ranges
Interest rate range		0.43%
Maturity Date Rage		January 2015
Variable Rate [Member] | Maximum [Member]
Advance type, balances and interest rate ranges
Interest rate range		0.43%
Maturity Date Rage		January 2015
LIBOR Adjustable [Member]
Advance type, balances and interest rate ranges
Total advances	$ (10,000)	$ (15,000)
LIBOR Adjustable [Member] | Weighted Average [Member]
Advance type, balances and interest rate ranges
Interest rate range	0.57%	0.49%
LIBOR Adjustable [Member] | Minimum [Member]
Advance type, balances and interest rate ranges
Interest rate range	0.565%	0.467%
Maturity Date Rage	July 2016	September 2015
LIBOR Adjustable [Member] | Maximum [Member]
Advance type, balances and interest rate ranges
Interest rate range	0.57%	0.50%
Maturity Date Rage	July 2016	July 2016